Basic and Diluted Earnings Per Share Information	12 Months Ended
Feb. 28, 2022
Disclosure of earnings per share [text block] [Abstract]
BASIC AND DILUTED EARNINGS PER SHARE INFORMATION

34. BASIC AND DILUTED EARNINGS PER SHARE INFORMATION

34.1 Basic and diluted earnings per share

The calculation of basic and diluted earnings per share has been based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue.

	Year ended February 28/29
Figures in Rand	2022	2021	2020

Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	449,953	318,183	289,882

Weighted average number of ordinary shares issued	29,528,020	20,332,894	20,332,894

Basic and diluted earnings per share (ZAR)	15.24	15.65	14.26

34.2 Diluted earnings per share

There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share.